Related Parties - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Minimum percentage of voting securities considered for related parties (more than)	10.00%
Minimum percentage of stock holders considered for related parties	10.00%